UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 152.9% (100.0% of Total Invesments)
	Alabama – 1.6% (1.0% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 3,850,502
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,232,940
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	773,472
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds, International	6/15 at 100.00	BBB	1,679,733
	Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	4/14 at 100.00	AA	1,000,400
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
8,450	Total Alabama			8,537,047
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/14 at 100.00	B2	3,077,840
500	5.000%, 6/01/46	6/14 at 100.00	B2	346,900
4,500	Total Alaska			3,424,740
	Arizona – 3.3% (2.2% of Total Investments)
650	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa1	640,614
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium
	Facility Project, Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A1	1,579,698
2,500	5.000%, 7/01/32	7/22 at 100.00	A1	2,616,100
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
485	5.250%, 12/01/24	12/15 at 100.00	BBB+	496,407
265	5.250%, 12/01/25	12/15 at 100.00	BBB+	270,698
2,500	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034,	7/17 at 100.00	Aa2	2,545,500
	15.449%, 7/01/26 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	5,487,500
	2008, Trust 1132, 9.345%, 1/01/32 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	3,493,091
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
943	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	946,404
	2005, 6.000%, 7/01/30
17,283	Total Arizona			18,076,012
	Arkansas – 0.6% (0.4% of Total Investments)
3,290	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A, 5.000%, 12/01/30 –	12/15 at 100.00	Aa2	3,452,296
	AMBAC Insured
	California – 26.3% (17.2% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	1,612,590
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	2,375,618
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,048,130
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A1	2,644,150
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,324,079
	Series 2006, 5.000%, 4/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,544,440
	5.000%, 11/15/42 (UB)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	939,041
	2009-I, 6.375%, 11/01/34
1,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,704,252
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	A1	2,347,905
3,000	5.500%, 3/01/40	3/20 at 100.00	A1	3,307,950
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes
	of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	952,047
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,079,831
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,001,868
	Public Schools, Series 2010, 6.000%, 7/01/40
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,005,910
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB–	1,861,280
1,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,726,630
	Option Bond Trust 3175, 13.788%, 5/15/14 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A1	1,966,196
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	4/14 at 100.00	BBB	2,530,025
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,000	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,170,990
	Subordinate Series 2011A, 7.000%, 12/01/36
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,707,690
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A	2,080,440
	Redevelopment Project, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	B	2,304,930
1,000	5.750%, 6/01/47	6/17 at 100.00	B	791,620
610	5.125%, 6/01/47	6/17 at 100.00	B	441,927
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	13,460,093
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	516,405
	California, Series 2010, 5.375%, 3/15/36
6,215	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	Aa2	6,710,833
	Series 2011, 0.000%, 8/01/31
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,462,588
	2009A, 7.000%, 11/01/34
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	A	1,184,922
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	A	18,469,663
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,296,220
	6.750%, 11/01/39
1,875	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,930,631
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	18,534,181
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,746,200
	5.500%, 5/01/32
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa2 (4)	3,496,755
	Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa2	259,658
275	5.000%, 9/01/23	9/15 at 102.00	Baa2	281,551
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	734,375
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	A	2,671,429
8,135	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	2,302,937
17,195	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	4,523,317
660	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	778,305
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation	8/23 at 100.00	AA–	5,193,500
	Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,179,470
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA–	2,070,300
	2011B, 0.000%, 8/01/36 – AGM Insured
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,189,440
	2011C, 5.250%, 8/01/47
150,640	Total California			142,462,312
	Colorado – 6.1% (4.0% of Total Investments)
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB	3,032,319
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,250	Colorado Educational and Cultural Facilities Authority, Revenue and Refunding Bonds,	No Opt. Call	A+	1,371,900
	University Corporation for Atmospheric Research Project, Series 2012A, 4.500%, 9/01/22
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	8/19 at 100.00	N/R	1,469,527
	Series 2009A, 7.750%, 8/01/39
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	3,077,160
	Series 2013A, 5.250%, 1/01/40
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National	11/20 at 100.00	BBB	662,025
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 20012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	1,995,480
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,114,200
14,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	A	3,904,850
	NPFG Insured
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	527,440
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
5,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	5,503,783
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA–	3,376,950
	Series 2009, 6.250%, 12/01/30 – AGC Insured
650	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	789,724
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	2,450,518
	Activity Bonds, Series 2010, 6.000%, 1/15/41
	Ute Water Conservancy District, Mesa County, Colorado, Water Revenue Bonds, Refunding
	Series 2012:
1,000	4.250%, 6/15/27	6/22 at 100.00	AA	1,055,990
1,430	4.250%, 6/15/28	6/22 at 100.00	AA	1,495,623
41,785	Total Colorado			32,827,489
	Connecticut – 1.6% (1.0% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University,	7/22 at 100.00	AA–	3,749,916
	Series 2012H, 5.000%, 7/01/24 – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 1164:
1,295	17.568%, 1/01/32 (IF) (5)	1/23 at 100.00	Aa3	1,681,027
190	17.404%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	228,260
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,734,650
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
7,415	Total Connecticut			8,393,853
	District of Columbia – 7.0% (4.6% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AA+	29,122,768
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	Aa2	3,380,130
	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/27	10/23 at 100.00	A+	1,088,250
1,490	5.000%, 10/01/28	10/23 at 100.00	A+	1,612,761
1,185	5.000%, 10/01/29	10/23 at 100.00	A+	1,270,818
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,256,292
	Tender Option Bond Trust 1606, 11.881%, 10/01/30 – AMBAC Insured (IF) (5)
31,620	Total District of Columbia			37,731,019
	Florida – 10.3% (6.7% of Total Investments)
1,000	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	Aa2	1,055,800
	5.000%, 5/01/27 – NPFG Insured
3,730	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A–	3,814,634
	Series 2005, 5.000%, 4/01/24
1,000	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	1,100,010
	Series 2009B, 7.000%, 4/01/39
3,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	3,435,964
	AGM Insured
4,115	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/22 at 100.00	Baa1	4,116,070
	University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,260,113
	University, Refunding Series 2011, 6.375%, 4/01/31
995	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/14 at 101.00	N/R	1,007,219
	2004, 5.850%, 5/01/35
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	A	13,190,187
	2007B, 4.500%, 10/01/31 – NPFG Insured
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,256,843
	5.000%, 10/01/42
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA–	4,061,200
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	2,924,130
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,825	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,848,363
	Gardens, Series 2004A, 5.900%, 5/01/35
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,949,057
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	47,810
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	116,938
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,770
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	9,952
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	200,008
	2012A-1, 6.650%, 5/01/40
1,305	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	BB	1,245,101
	5.400%, 5/01/37
470	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	264,149
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)
1,585	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003,	5/14 at 100.00	N/R	1,587,393
	6.000%, 5/01/23
55,105	Total Florida			55,528,712
	Georgia – 1.9% (1.2% of Total Investments)
955	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	1,116,968
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA–	1,596,070
	AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	A	2,194,240
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,576,075
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
1,320	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	1,530,844
	Series 1997E, 6.500%, 1/01/20
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,297,812
	Series 2012A, 5.250%, 10/01/27
9,505	Total Georgia			10,312,009
	Guam – 0.5% (0.3% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	788,922
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	1,797,966
	2010, 5.625%, 7/01/40
2,535	Total Guam			2,586,888
	Hawaii – 0.6% (0.4% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A2	3,127,440
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 0.3% (0.2% of Total Investments)
590	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	622,126
	5.650%, 7/01/26
1,145	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	1,167,465
	Mitigation Series 2012A, 4.750%, 9/01/26
1,735	Total Idaho			1,789,591
	Illinois – 12.4% (8.1% of Total Investments)
2,915	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee	3/17 at 100.00	Baa3	3,067,431
	Redevelopment Project, Series 2011A, 6.830%, 3/15/24
3,150	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,231,648
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A–	4,991,680
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	521,700
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	4/14 at 100.00	N/R	500,600
	7.000%, 5/15/18
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,212,458
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,033,420
	5.625%, 1/01/37
960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,049,021
	6.000%, 5/15/39
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	2,536,925
1,000	5.250%, 11/15/22 (Pre-refunded 5/15/14)	5/14 at 100.00	A (4)	1,014,770
2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	2,072,660
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	416,599
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,220,330
415	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	436,783
	5.500%, 7/01/28
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A+	1,250,592
	Series 2009C, 6.625%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	1,051,640
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,186,500
3,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	3,291,630
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA–	1,055,820
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,516,032
	2009B, 5.000%, 8/15/26
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,293,880
	Series 2009, 6.125%, 5/15/25
2,370	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	2,564,672
	Illinois State, General Obligation Bonds, Series 2012A:
3,225	4.000%, 1/01/26	1/22 at 100.00	A–	3,223,388
225	5.000%, 3/01/37	3/22 at 100.00	A–	226,852
2,500	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/31	7/23 at 100.00	A–	2,637,625
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AAA	1,447,832
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304,	No Opt. Call	AA–	786,268
	18.345%, 1/01/21 (IF) (5)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 4306,	No Opt. Call	AA–	2,105,925
	18.423%, 1/01/21 (IF)
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	1,581,634
	5.250%, 1/01/39 – AGM Insured
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	1,051,617
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	4,499,521
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,793,211
4,000	6.250%, 6/01/24	6/16 at 100.00	A–	4,310,280
800	6.000%, 6/01/28	6/21 at 100.00	A–	888,696
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/32	10/23 at 100.00	A	1,707,996
1,300	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001,	No Opt. Call	AA	1,388,153
	8.700%, 12/01/14 – AGM Insured
65,095	Total Illinois			67,165,789
	Indiana – 1.4% (0.9% of Total Investments)
1,555	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University	2/22 at 100.00	BBB+	1,640,416
	Project, Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,065,015
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	A–	1,534,920
	Project, Refunding Series 2010, 5.125%, 3/01/30
3,015	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	2,861,537
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (6)	2/15 at 100.00	N/R	165,649
2,500	5.375%, 2/15/34 (6)	2/15 at 100.00	N/R	267,175
11,170	Total Indiana			7,534,712
	Iowa – 1.7% (1.1% of Total Investments)
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,137,340
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	6,195,600
	5.500%, 6/01/42
11,000	Total Iowa			9,332,940
	Kansas – 1.2% (0.8% of Total Investments)
1,355	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3	1,513,034
	Series 2011A, 5.000%, 9/01/26
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,071,130
	Inc., Series 2005L, 5.000%, 11/15/22
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	639,270
	Mall Project, Series 2010, 5.900%, 4/01/32
145	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	153,561
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
1,455	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AA+ (4)	1,648,748
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
1,950	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,338,168
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,505	Total Kansas			6,363,911
	Kentucky – 1.4% (0.9% of Total Investments)
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,128,460
	Medical Health System, Series 2010A, 6.000%, 6/01/30
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement	3/21 at 100.00	A3	5,493,700
	and Refunding Series 2011, 6.250%, 3/01/31
7,000	Total Kentucky			7,622,160
	Louisiana – 3.2% (2.1% of Total Investments)
245	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed	4/14 at 100.00	Aaa	245,456
	Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30
	(Alternative Minimum Tax)
1,800	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series	6/22 at 100.00	AA–	1,981,656
	2012, 5.000%, 6/01/24 – AGM Insured
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB	1,068,400
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB	1,535,705
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	6,950,875
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,038,820
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	2,530,225
	2007A, 5.500%, 5/15/47
17,370	Total Louisiana			17,351,137
	Maine – 0.7% (0.5% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	2,111,860
	Center, Series 2011, 6.750%, 7/01/36
1,695	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,757,495
	5.000%, 7/01/40
3,695	Total Maine			3,869,355
	Maryland – 0.6% (0.4% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,569,425
	Series 2004, 5.375%, 8/15/24
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	516,617
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
3,015	Total Maryland			3,086,042
	Massachusetts – 2.3% (1.5% of Total Investments)
	Massachusetts Developoment Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 1163:
505	17.434%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	571,700
930	17.332%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	1,052,686
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,992,948
	University Issue, Series 2009A, 5.750%, 7/01/39
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	5,474,544
	5.000%, 8/15/23 – AGM Insured (Pre-refunded 8/15/15) (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,158,844
	8/01/46 – AGM Insured (UB) (5)
11,555	Total Massachusetts			12,250,722
	Michigan – 3.8% (2.5% of Total Investments)
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,500,525
	5.000%, 11/01/30
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	A	10,343,607
	FGIC Insured
1,385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,471,341
	10/15/22 – AMBAC Insured
3,490	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A2	3,600,424
	Refunding Series 2009, 5.750%, 11/15/39
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	2,078,537
	2006A, 5.000%, 12/01/31 (UB)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	340,119
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
19,930	Total Michigan			20,334,553
	Minnesota – 3.3% (2.2% of Total Investments)
2,750	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A1	2,769,250
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	6,643,900
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Lease Revenue Bonds, Duluth Public Schools Academy,	11/20 at 100.00	BBB–	2,004,760
	Series 2010A, 5.875%, 11/01/40
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	4/14 at 100.00	A	622,542
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,032,070
	Series 2005, 6.000%, 11/15/25
3,835	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	3,855,632
	2007A, 3.500%, 2/01/28
870	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living	5/14 at 100.00	N/R	874,272
	Community, Series 2012B, 4.875%, 5/01/19
16,075	Total Minnesota			17,802,426
	Mississippi – 0.6% (0.4% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/14 at 100.00	BBB	1,000,050
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA–	2,325,869
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
3,275	Total Mississippi			3,325,919
	Missouri – 3.5% (2.3% of Total Investments)
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,117,620
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	203,260
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1 (4)	1,101,810
	Bonds, Series 2006, 5.250%, 3/01/26 (Pre-refunded 3/01/16) – NPFG Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	A	874,247
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,531,237
2,985	Missouri Development Finance Board. Infrastructure Facilities Revenue Bonds, City of Independence,	4/14 at 100.00	A- (4)	3,015,507
	Missouri – Events Center Project, Series 2009F, 6.250%, 4/01/38 (Pre-refunded 4/01/14)
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	3,180,008
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,012,290
	CoxHealth, Series 2013A, 5.000%, 11/15/44
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,095,535
	Series 2011, 5.000%, 4/01/26
1,555	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012,	No Opt. Call	A3	1,612,737
	4.000%, 6/01/25
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	385,628
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
18,275	Total Missouri			19,129,879
	Nebraska – 2.6% (1.7% of Total Investments)
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	11,428,309
	FGIC Insured (UB) (5)
2,960	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2012, 4.000%, 11/15/42	No Opt. Call	AA	2,849,533
14,175	Total Nebraska			14,277,842
	Nevada – 1.2% (0.8% of Total Investments)
4,025	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,479,141
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,743,408
	8.000%, 6/15/30
5,625	Total Nevada			6,222,549
	New Hampshire – 0.0% (0.0% of Total Investments)
220	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	7/17 at 100.00	Aa3	228,851
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.5% (1.6% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,429,794
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A+ (4)	1,079,090
555	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident	6/20 at 100.00	Baa3	593,928
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	789,792
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	662,891
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	860,696
	Bond Trust PA-4643, 20.060%, 6/01/30 (IF) (5)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	4,067,907
	2006A, 5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	739,480
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,141,940
	Series 2007-1A, 4.750%, 6/01/34
13,200	Total New Jersey			13,365,518
	New Mexico – 0.8% (0.5% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	890,692
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,307,795
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	BBB	2,088,800
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,287,287
	New York – 8.7% (5.7% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,082,259
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,279,519
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,741,207
	2005F, 5.000%, 3/15/24 – AMBAC Insured
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,623,240
	2011A, 5.750%, 2/15/47
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,023,006
	2/15/47 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,055,130
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	2,356,920
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,352,064
	5.000%, 11/15/30
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	A	5,189,700
	5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	194,820
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	389,640
3,365	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	Aa1 (4)	3,507,979
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 (Pre-refunded 12/15/14) – AMBAC Insured
4,435	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	4,596,922
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	591,300
	Bonds, Tender Option Bond Trust 3484, 18.342%, 6/15/33 (IF)
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	3/14 at 100.00	Aaa	5,024
	Series 2004C, 5.000%, 2/01/22 (Pre-refunded 3/06/14)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	N/R (4)	5,137,950
	(Pre-refunded 8/15/14) (WI/DD, Settling 2/06/14)
1,535	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	1,608,051
2,665	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	Aa2 (4)	2,804,033
	(Pre-refunded 3/01/15)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB	625,052
1,325	6.000%, 12/01/42	12/20 at 100.00	BBB	1,438,274
1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic	12/20 at 100.00	BBB–	1,245,956
	Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30
45,770	Total New York			46,848,046
	North Dakota – 0.5% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,502,885
	6.250%, 11/01/31
	Ohio – 4.3% (2.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,120	5.125%, 6/01/24	6/17 at 100.00	B–	2,630,815
595	5.875%, 6/01/30	6/17 at 100.00	B	479,796
525	5.750%, 6/01/34	6/17 at 100.00	B	408,807
1,000	6.500%, 6/01/47	6/17 at 100.00	B	856,580
1,180	5.875%, 6/01/47	6/17 at 100.00	B	942,584
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,125	5.250%, 11/01/29	11/20 at 100.00	BBB+	1,176,233
1,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	1,041,850
5,000	5.500%, 11/01/40	11/20 at 100.00	BBB+	5,109,700
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	801,321
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	1,419,670
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	6,433,682
	2011A, 6.000%, 11/15/41
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,023,430
	Project, Refunding Series 2011, 5.125%, 8/01/31
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	889,464
	Project, Series 2009E, 5.625%, 10/01/19
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	257,048
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
23,520	Total Ohio			23,470,980
	Oklahoma – 1.1% (0.8% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	751,665
	5.375%, 9/01/36
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,346,580
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	90,017
	System, tender option Bond Trust 3500, 8.577%, 6/15/30 (IF)
6,118	Total Oklahoma			6,188,262
	Pennsylvania – 3.9% (2.5% of Total Investments)
1,000	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	1,044,040
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	8/19 at 100.00	Aa3	2,218,100
	Center Revenue Bonds, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	911,810
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA–	3,239,130
	5.000%, 6/01/26 – AGM Insured (UB)
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,070,460
	Ministries Project, Series 2009, 6.125%, 1/01/29
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	398,880
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA–	5,131,744
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,624,587
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,591,298
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	Aa2 (4)	1,041,530
	Series 2004B, 5.500%, 11/15/24 (Pre-refunded 11/15/14)
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	2,621,378
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
19,900	Total Pennsylvania			20,892,957
	Puerto Rico – 1.6% (1.0% of Total Investments)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,100	6.375%, 8/01/39	8/19 at 100.00	A+	864,501
6,000	6.000%, 8/01/42	8/19 at 100.00	A+	4,527,060
1,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	AA–	1,034,033
	2011A-1, 5.250%, 8/01/40
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,003,120
	8/01/42 – FGIC Insured
22,400	Total Puerto Rico			8,428,714
	Rhode Island – 0.3% (0.2% of Total Investments)
1,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/14 at 100.00	Baa1	1,440,130
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 0.8% (0.6% of Total Investments)
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA- (4)	4,592,653
	GROWTH, Series 2004, 5.250%, 12/01/23 (Pre-refunded 12/01/14)
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,835,068
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 4.0% (2.6% of Total Investments)
2,425	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,483,855
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,284,896
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	BBB+	3,297,960
3,200	5.000%, 11/01/24	11/21 at 100.00	BBB+	3,475,584
3,400	5.000%, 11/01/25	11/21 at 100.00	BBB+	3,654,898
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,320,100
	Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39
20,225	Total Tennessee			21,517,293
	Texas – 14.6% (9.6% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,041,750
	4.250%, 8/15/36 (UB)
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,086,090
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,079,360
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	Baa2	510,127
	5.000%, 1/01/43
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	Baa2	1,340,038
2,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,354,017
	2013A, 5.125%, 10/01/43
1,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds,	6/23 at 100.00	Baa3	1,610,312
	Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/28
12,030	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+ (4)	9,386,167
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+	3,553,992
	0.000%, 12/01/22 – AGM Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB–	821,144
1,220	5.125%, 8/15/26	2/16 at 100.00	BBB–	1,233,993
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA–	1,198,010
	5.750%, 1/01/40 – AGC Insured
3,370	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	3,568,560
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	1,418,197
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,227,875
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	CCC	27,500
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	A+	4,165,841
	5.500%, 9/01/30 – FGIC Insured
1,910	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	1,997,306
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
7,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA–	7,604,175
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	767,884
	Lien Series 2008D, 6.250%, 12/15/26
5,185	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,323,025
	2012, 5.000%, 12/15/27
1,620	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners	12/19 at 100.00	Baa2	1,772,539
	LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39
1,335	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	1,454,496
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38
	(Alternative Minimum Tax)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,109,730
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,107,710
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	945,760
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	7,769,700
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	8,384,160
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	1,214,359
	Manor, Series 2010, 7.000%, 11/01/30
88,245	Total Texas			79,073,817
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	257,403
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	898,950
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,156,353
	Virginia – 2.1% (1.4% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	1,019,360
	2006, 5.000%, 9/01/26
345	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	167,805
	Appreciation Series 2012B, 0.000%, 7/15/40
1,500	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/21 at 100.00	AA–	1,607,070
	Bonds, Series 2011C, 5.000%, 10/01/28 (Alternative Minimum Tax)
4,500	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/23 at 100.00	AA–	4,807,350
	Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)
1,790	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,817,029
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
2,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,096,740
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
11,135	Total Virginia			11,515,354
	Washington – 2.1% (1.3% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	10,104,311
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,001,950
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
12,345	Total Washington			11,106,261
	West Virginia – 1.3% (0.9% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,051,303
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	966,560
	Series 2008, 6.500%, 10/01/38
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	4,147,400
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
6,965	Total West Virginia			7,165,263
	Wisconsin – 3.2% (2.1% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	862,743
	Series 2009, 5.875%, 2/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc.,	4/20 at 100.00	A–	1,010,720
	Series 2010B, 5.125%, 4/01/36
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB	1,161,834
	Series 2004, 5.750%, 5/01/24
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	2,814,488
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
3,500	5.250%, 8/15/21	8/16 at 100.00	A–	3,734,150
1,780	5.250%, 8/15/26	8/16 at 100.00	A–	1,884,967
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,001,150
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured (UB) (5)	5/16 at 100.00	AA	4,990,080
16,595	Total Wisconsin			17,460,132
$ 852,291	Total Municipal Bonds (cost $787,324,515)			826,995,168

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 161	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$ 28,994
45	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	6,051
$ 206	Total Corporate Bonds (cost $10,265)				35,045
	Total Long-Term Investments (cost $787,334,780)				827,030,213
	Floating Rate Obligations – (11.5)%				(62,342,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.8)% (11)				(236,800,000)
	Other Assets Less Liabilities – 2.4%				12,994,808
	Net Assets Applicable to Common Shares – 100%				$ 540,883,021

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$826,995,168	$ —	$826,995,168
Corportate Bonds	—	—	35,045	35,045
Total	$ —	$826,995,168	$35,045	$827,030,213

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $725,009,285.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 59,583,051
Depreciation	(19,804,502)
Net unrealized appreciation (depreciation) of investments	$ 39,778,549

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750% to 2.300%.
(8)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875% to 2.350%.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The
Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(11)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.6%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014